UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-7608

        Nuveen North Carolina Premium Income Municipal Fund
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Jessica R. Droeger—Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            5/31

Date of reporting period:         2/28/07

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen North Carolina Premium Income Municipal Fund (NNC)
	February 28, 2007
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value

	Education and Civic Organizations – 24.7% (16.5% of Total Investments)
$ 1,000	North Carolina Capital Facilities Financing Agency, Housing Revenue Bonds, Elizabeth City	6/13 at 100.00	AAA	$1,055,390
	State University, Series 2003A, 5.000%, 6/01/28 – AMBAC Insured
2,500	North Carolina Capital Facilities Financing Agency, Revenue Bonds, Duke University, Series	10/15 at 100.00	AA+	2,658,675
	2005A, 5.000%, 10/01/41
970	North Carolina Capital Facilities Financing Agency, Revenue Bonds, Johnson and Wales	4/13 at 100.00	AAA	1,040,635
	University, Series 2003A, 5.250%, 4/01/23 – XLCA Insured
3,285	North Carolina State University at Raleigh, General Revenue Bonds, Series 2003A,	10/13 at 100.00	AA	3,522,735
	5.000%, 10/01/15
1,530	University of North Carolina System, Pooled Revenue Bonds, Series 2005A, 5.000%, 4/01/15 –	No Opt. Call	AAA	1,667,945
	AMBAC Insured
580	University of North Carolina System, Pooled Revenue Refunding Bonds, Series 2002A, 5.375%,	10/12 at 100.00	AAA	624,097
	4/01/22 – AMBAC Insured
	University of North Carolina Wilmington, Certificates of Participation, Student Housing
	Project Revenue Bonds, Series 2006:
1,430	5.000%, 6/01/23 – FGIC Insured	6/16 at 100.00	AAA	1,543,671
1,505	5.000%, 6/01/24 – FGIC Insured	6/16 at 100.00	AAA	1,622,209
500	5.000%, 6/01/37 – FGIC Insured	6/16 at 100.00	AAA	532,960
	University of North Carolina, Chapel Hill, System Net Revenue Bonds, Series 2003:
2,380	5.000%, 12/01/19	12/13 at 100.00	AA+	2,562,641
2,725	5.000%, 12/01/21	12/13 at 100.00	AA+	2,909,755
1,500	5.000%, 12/01/23	12/13 at 100.00	AA+	1,596,195
1,675	University of North Carolina, Wilmington, General Revenue Bonds, Series 2002A, 5.000%,	1/12 at 101.00	Aaa	1,768,633
	1/01/23 – AMBAC Insured

21,580	Total Education and Civic Organizations			23,105,541

	Energy – 1.8% (1.2% of Total Investments)
1,500	Virgin Islands Public Finance Authority, Revenue Bonds, Refinery Project – Hovensa LLC, Series	1/14 at 100.00	BBB	1,669,590
	2003, 6.125%, 7/01/22 (Alternative Minimum Tax)

	Health Care – 25.2% (16.9% of Total Investments)
250	Charlotte-Mecklenburg Hospital Authority, North Carolina, Healthcare System Revenue Bonds, DBA	1/15 at 100.00	AA	261,665
	Carolinas Healthcare System, Series 2005A, 5.000%, 1/15/45
1,500	North Carolina Medical Care Commission, Health System Revenue Bonds, Mission St. Joseph’s	10/17 at 100.00	AA	1,511,910
	Health System, Series 2007, 4.500%, 10/01/31
2,000	North Carolina Medical Care Commission, Healthcare Facilities Revenue Bonds, Novant Health	11/13 at 100.00	AA–	2,109,680
	Obligated Group, Series 2003A, 5.000%, 11/01/19
2,000	North Carolina Medical Care Commission, Healthcare Facilities Revenue Bonds, Stanly Memorial	10/09 at 101.00	A–	2,124,380
	Hospital, Series 1999, 6.375%, 10/01/29
	North Carolina Medical Care Commission, Healthcare Facilities Revenue Bonds, Union Regional
	Medical Center, Series 2002A:
1,000	5.500%, 1/01/19	1/12 at 100.00	A	1,057,480
550	5.500%, 1/01/20	1/12 at 100.00	A	581,367
1,750	5.375%, 1/01/32	1/12 at 100.00	A	1,825,128
1,615	North Carolina Medical Care Commission, Hospital Revenue Bonds, FirstHealth of the Carolinas	10/08 at 101.00	AA	1,637,545
	Inc., Series 1998, 4.750%, 10/01/26
3,000	North Carolina Medical Care Commission, Hospital Revenue Bonds, Southeastern Regional Medical	6/12 at 101.00	A	3,161,640
	Center, Series 2002, 5.375%, 6/01/32
2,645	North Carolina Medical Care Commission, Revenue Bonds, Blue Ridge Healthcare System, Series	1/15 at 100.00	AAA	2,802,219
	2005, 5.000%, 1/01/33 – FGIC Insured
	North Carolina Medical Care Commission, Revenue Bonds, Cleveland County Healthcare System,
	Series 2004A:
600	5.250%, 7/01/20 – AMBAC Insured	7/14 at 100.00	AAA	651,048
500	5.250%, 7/01/22 – AMBAC Insured	7/14 at 100.00	AAA	541,545
735	North Carolina Medical Care Commission, Revenue Bonds, Northeast Medical Center, Series 2004,	11/14 at 100.00	AA	775,910
	5.000%, 11/01/24
375	North Carolina Medical Care Commission, Revenue Bonds, Pines at Davidson, Series 2006A,	1/16 at 100.00	N/R	391,590
	5.000%, 1/01/36
	Onslow County Hospital Authority, North Carolina, FHA Insured Mortgage Revenue Bonds, Onslow
	Memorial Hospital Project, Series 2006:
685	5.000%, 4/01/31 – MBIA Insured	10/16 at 100.00	AAA	729,820
3,210	5.000%, 10/01/34 – MBIA Insured	10/16 at 100.00	AAA	3,420,030

22,415	Total Health Care			23,582,957

	Housing/Multifamily – 3.7% (2.5% of Total Investments)
1,000	Asheville Housing Authority, North Carolina, GNMA-Collateralized Multifamily Housing Revenue	11/07 at 102.00	AA	1,023,430
	Bonds, Woodridge Apartments, Series 1997, 5.800%, 11/20/39 (Alternative Minimum Tax)
2,290	Mecklenburg County, North Carolina, FNMA Multifamily Housing Revenue Bonds, Little Rock	7/13 at 105.00	AAA	2,443,247
	Apartments, Series 2003, 5.375%, 1/01/36 (Alternative Minimum Tax)

3,290	Total Housing/Multifamily			3,466,677

	Housing/Single Family – 7.9% (5.3% of Total Investments)
1,105	North Carolina Housing Finance Agency, Home Ownership Revenue Bonds, 1998 Trust Agreement,	7/10 at 100.00	AAA	1,133,089
	Series 10A, 5.400%, 7/01/32 – AMBAC Insured (Alternative Minimum Tax)
3,640	North Carolina Housing Finance Agency, Home Ownership Revenue Bonds, 1998 Trust Agreement,	7/09 at 100.00	AA	3,775,153
	Series 6A, 6.200%, 1/01/29 (Alternative Minimum Tax)
835	North Carolina Housing Finance Agency, Home Ownership Revenue Bonds, Series 25-A, 4.900%,	7/16 at 100.00	AA	851,951
	7/01/37 (Alternative Minimum Tax)
1,580	North Carolina Housing Finance Agency, Single Family Revenue Bonds, Series 1996HH, 6.300%,	3/07 at 101.00	AA	1,610,036
	3/01/26 (Alternative Minimum Tax)

7,160	Total Housing/Single Family			7,370,229

	Industrials – 1.5% (1.0% of Total Investments)
1,400	North Carolina Capital Facilities Financing Agency, Exempt Facilities Revenue Bonds, Waste	No Opt. Call	BBB	1,397,144
	Management Inc., Series 2001, 3.750%, 8/01/14 (Mandatory put 8/01/07) (Alternative Minimum Tax)

	Materials – 3.8% (2.5% of Total Investments)
1,425	Gaston County Industrial Facilities and Pollution Control Financing Authority, North Carolina,	8/15 at 100.00	N/R	1,538,245
	National Gypsum Company Project Exempt Facilities Revenue Bonds, Series 2005, 5.750%, 8/01/35
	(Alternative Minimum Tax)
2,000	Haywood County Industrial Facilities and Pollution Control Financing Authority, North	3/07 at 101.00	Baa3	2,023,020
	Carolina, Pollution Control Revenue Refunding Bonds, Champion International Corporation,
	Series 1995, 6.000%, 3/01/20

3,425	Total Materials			3,561,265

	Tax Obligation/General – 7.6% (5.1% of Total Investments)
1,890	Craven County, North Carolina, General Obligation Bonds, Series 2002, 5.000%, 5/01/21 –	5/12 at 101.00	AAA	2,006,519
	AMBAC Insured
4,285	Durham County, North Carolina, General Obligation Bonds, Series 2002B, 5.000%, 4/01/16	4/12 at 100.00	AAA	4,537,129
500	North Carolina, General Obligation Bonds, Series 2004A, 5.000%, 3/01/22	3/14 at 100.00	AAA	537,725

6,675	Total Tax Obligation/General			7,081,373

	Tax Obligation/Limited – 31.1% (20.8% of Total Investments)
1,330	Cabarrus County, North Carolina, Certificates of Participation, Series 2002, 5.250%, 2/01/17	2/13 at 100.00	AA–	1,427,981
1,800	Catawba County, North Carolina, Certificates of Participation, Series 2004, 5.250%, 6/01/21 –	6/14 at 100.00	Aaa	1,957,554
	MBIA Insured
1,700	Charlotte, North Carolina, Certificates of Participation, Governmental Facilities Projects,	6/13 at 100.00	AA+	1,832,566
	Series 2003G, 5.375%, 6/01/26
1,500	Charlotte, North Carolina, Certificates of Participation, Transit Projects, Series 2003A,	6/13 at 100.00	AA+	1,568,280
	5.000%, 6/01/33
	Charlotte, North Carolina, Storm Water Fee Revenue Bonds, Series 2002:
1,050	5.250%, 6/01/20	6/12 at 101.00	AAA	1,135,985
1,750	5.000%, 6/01/25	6/12 at 101.00	AAA	1,848,910
1,000	Davidson County, North Carolina, Certificates of Participation, Series 2004, 5.250%, 6/01/14 –	No Opt. Call	AAA	1,094,820
	AMBAC Insured
	Lee County, North Carolina, Certificates of Participation, Public Schools and Community
	College, Series 2004:
1,715	5.250%, 4/01/18 – FSA Insured	4/14 at 100.00	AAA	1,861,924
500	5.250%, 4/01/20 – FSA Insured	4/14 at 100.00	AAA	542,255
1,000	5.250%, 4/01/22 – FSA Insured	4/14 at 100.00	AAA	1,083,220
2,600	North Carolina Infrastructure Finance Corporation, Certificates of Participation, Capital	2/15 at 100.00	AA+	2,794,012
	Improvements, Series 2005A, 5.000%, 2/01/19
1,500	North Carolina Infrastructure Finance Corporation, Certificates of Participation, Correctional	2/14 at 100.00	AA+	1,592,235
	Facilities, Series 2004A, 5.000%, 2/01/23
1,500	North Carolina, Certificates of Participation, Repair and Renovation Project, Series 2004B,	6/14 at 100.00	AA+	1,592,145
	5.000%, 6/01/20
	North Carolina, Certificates of Participation, Series 2003:
1,130	5.250%, 6/01/21	6/13 at 100.00	AA+	1,209,066
1,000	5.250%, 6/01/23	6/13 at 100.00	AA+	1,068,250
2,000	Puerto Rico Highway and Transportation Authority, Grant Anticipation Revenue Bonds, Series	3/14 at 100.00	AAA	2,149,040
	2004, 5.000%, 9/15/21 – MBIA Insured
1,000	Puerto Rico Public Buildings Authority, Guaranteed Government Facilities Revenue Bonds, Series	No Opt. Call	AAA	1,112,980
	2003H, 5.250%, 7/01/15 – FGIC Insured
1,000	Randolph County, North Carolina, Certificates of Participation, Series 2004, 5.000%, 6/01/20 –	6/14 at 102.00	AAA	1,082,350
	FSA Insured
1,950	Sampson County, North Carolina, Certificates of Participation, Series 2006, 5.000%, 6/01/34 (UB)	6/17 at 100.00	AAA	2,089,737

27,025	Total Tax Obligation/Limited			29,043,310

	Transportation – 6.9% (4.6% of Total Investments)
	Charlotte, North Carolina, Airport Revenue Bonds, Series 2004A:
600	5.250%, 7/01/24 – MBIA Insured	7/14 at 100.00	AAA	649,062
2,710	5.000%, 7/01/29 – MBIA Insured	7/14 at 100.00	AAA	2,864,009
500	Piedmont Triad Airport Authority, North Carolina, Airport Revenue Bonds, Series 2005A, 5.000%,	7/15 at 100.00	AAA	538,635
	7/01/20 – XLCA Insured
2,250	Raleigh Durham Airport Authority, North Carolina, Airport Revenue Bonds, Series 2001A, 5.250%,	5/11 at 101.00	Aaa	2,381,445
	11/01/16 – FGIC Insured

6,060	Total Transportation			6,433,151

	U.S. Guaranteed – 16.5% (11.1% of Total Investments) (4)
2,000	Charlotte, North Carolina, Storm Water Fee Revenue Bonds, Series 2000, 6.000%, 6/01/25	6/10 at 101.00	AAA	2,163,680
	(Pre-refunded 6/01/10)
750	Johnston County Finance Corporation, North Carolina, Installment Payment Revenue Bonds, School	8/09 at 101.00	AAA	785,258
	and Museum Projects, Series 1999, 5.250%, 8/01/21 (Pre-refunded 8/01/09) – FSA Insured
4,600	North Carolina Medical Care Commission, Health System Revenue Bonds, Mission St. Joseph’s	10/11 at 101.00	AA (4)	4,942,331
	Health System, Series 2001, 5.250%, 10/01/31 (Pre-refunded 10/01/11)
1,165	North Carolina Municipal Power Agency 1, Catawba Electric Revenue Bonds, Series 1980,	No Opt. Call	AAA	1,301,142
	10.500%, 1/01/10 (ETM)
4,260	North Carolina Municipal Power Agency 1, Catawba Electric Revenue Bonds, Series 1986,	No Opt. Call	AAA	4,738,313
	5.000%, 1/01/20 (ETM)
1,000	North Carolina, General Obligation Bonds, Series 2000A, 5.100%, 9/01/16 (Pre-refunded 9/01/10)	9/10 at 102.00	AAA	1,067,180
420	University of North Carolina System, Pooled Revenue Refunding Bonds, Series 2002A, 5.375%,	10/12 at 100.00	Aaa	456,443
	4/01/22 (Pre-refunded 10/01/12) – AMBAC Insured

14,195	Total U.S. Guaranteed			15,454,347

	Utilities – 12.7% (8.5% of Total Investments)
3,000	North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds, Series 2003F,	1/13 at 100.00	BBB	3,233,820
	5.500%, 1/01/15
1,000	North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds, Series 2005,	1/16 at 100.00	AAA	1,103,630
	5.250%, 1/01/20 – AMBAC Insured
4,000	North Carolina Municipal Power Agency 1, Catawba Electric Revenue Bonds, Series 1999B,	1/10 at 101.00	A3	4,311,080
	6.500%, 1/01/20
2,000	North Carolina Municipal Power Agency 1, Catawba Electric Revenue Bonds, Series 2003A,	1/13 at 100.00	AAA	2,150,540
	5.250%, 1/01/15 – AMBAC Insured
1,000	Wake County Industrial Facilities and Pollution Control Financing Authority, North Carolina,	2/12 at 101.00	A3	1,067,210
	Revenue Refunding Bonds, Carolina Power and Light Company, Series 2002, 5.375%, 2/01/17

11,000	Total Utilities			11,866,280

	Water and Sewer – 6.2% (4.0% of Total Investments)
1,605	Broad River Water Authority, North Carolina, Water System Revenue Bonds, Series 2005,	6/15 at 100.00	Aaa	1,727,943
	5.000%, 6/01/20 – XLCA Insured
1,295	Greensboro, North Carolina, Combined Enterprise System Revenue Bonds, Series 2005A,	6/15 at 100.00	AA+	1,392,306
	5.000%, 6/01/26
500	Onslow County, North Carolina, Combined Enterprise System Revenue Bonds, Series 2004B,	6/14 at 100.00	AAA	532,660
	5.000%, 6/01/23 – XLCA Insured
2,000	Winston-Salem, North Carolina, Water and Sewerage System Revenue Bonds, Series 2002A,	6/12 at 100.00	AAA	2,115,740
	5.000%, 6/01/18

5,400	Total Water and Sewer			5,768,649

$ 131,125	Total Investments (cost $134,082,507) – 149.6%			139,800,513

	Floating Rate Obligations – (1.4)%			(1,300,000)

	Other Assets Less Liabilities – 1.9%			1,745,338

	Preferred Shares, at Liquidation Value – (50.1)%			(46,800,000)

	Net Assets Applicable to Common Shares – 100%			$93,445,851

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the higher of Standard & Poor's or Moody's rating. Ratings below BBB by Standard &
Poor's Group or Baa by Moody's Investor Service, Inc. are considered to be below investment grade.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
N/R	Not rated.
(ETM)	Escrowed to maturity.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction pursuant to the provisions of SFAS No. 140.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions, and the treatment of investments in inverse floating rate transactions subject to SFAS No. 140.

At February 28, 2007, the cost of investments was $132,773,440.

Gross unrealized appreciation and gross unrealized depreciation of investments at February 28, 2007, were as follows:

Gross unrealized:
Appreciation	$5,729,929
Depreciation	(2,856)

Net unrealized appreciation (depreciation) of investments	$5,727,073

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen North Carolina Premium Income Municipal Fund

By (Signature and Title)*          /s/ Jessica R. Droeger
                                                    Jessica R. Droeger
                                                    Vice President and Secretary

Date         April 27, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Gifford R. Zimmerman
                                                   Gifford R. Zimmerman
                                                   Chief Administrative Officer (principal executive officer)

Date         April 27, 2007

By (Signature and Title)*         /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                   Vice President and Controller (principal financial officer)

Date        April 27, 2007

* Print the name and title of each signing officer under his or her signature.